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                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                         Supplement dated June 13, 2000
                                       to
           Statement of Additional Information dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Statement of Additional Information.


         The Global Equity Portfolio of The Glenmede Fund, Inc. was liquidated on May 30, 2000. As a result, the Global Equity Portfolio is closed to investment.